UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
                                          Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
                                Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code:    (414) 765-5348

Date of fiscal year end:   June 30

Date of reporting period: June 30, 2007

Item 1.  Proxy Voting Record

Name of Fund:	LEONETTI FUND
Period:	July 1, 2006 - June 30, 2007

Company Name	Meeting Date	CUSIP	Ticker

IROBOT CORPORATION	7/19/06	462726100	IRBT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTOR	Issuer

For		Director 1
For		Director 2
For		Director 3

Against	For	2. TO RATIFY THE COMPANY'S 2005 STOCK OPTION AND INCENTIVE PLAN.	Issuer

For	For	3. RATIFICATION OF SELECTION OF INDEPENDENT PUBLIC ACCOUNTANTS.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

MICROCHIP TECHNOLOGY	8/18/06	595017104	MCHP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTOR	Issuer

For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5

Against	For	2. PROPOSAL TO APPROVE AN AMENDMENT TO OUR 2004 EQUITY INCENTIVE PLAN.	Issuer

Against	For	3. PROPOSAL TO APPROVE AN EXECUTIVE MANAGEMENT INCENTIVE COMPENSATION PLAN.	Issuer

For	For	4. RATIFICATION OF SELECTION OF INDEPENDENT PUBLIC ACCOUNTANTS.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

NEWS CORPORATION	10/20/06	65248E203	NWS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTOR	Issuer

For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5

For	For	2. RATIFICATION OF SELECTION OF INDEPENDENT PUBLIC ACCOUNTANTS.	Issuer

For	For	3. APPROVAL OF AMENDED AND RESTATED RIGHTS PLAN.	Issuer

For	Against	4. STOCKHOLDER PROPOSAL ON THE ANNUAL ELECTION OF DIRECTORS.	Security Holder

Company Name	Meeting Date	CUSIP	Ticker

CAMPBELL SOUP COMPANY	11/16/06	134429109	CPB

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. DIRECTOR	Issuer

For		Director 1
For		Director 2
For		Director 3
For		Director 4
For		Director 5
For		Director 6
For		Director 7
For		Director 8
For		Director 9
For		Director 10
For		Director 11
For		Director 12
For		Director 13
For		Director 14
For		Director 15
For		Director 16

For	For	2. RATIFICATION OF SELECTION OF INDEPENDENT PUBLIC ACCOUNTANTS.	Issuer

Against	Against	3. SHAREOWNER PROPOSAL ON SUSTAINABILITY.	Security Holder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*    /s/ Robert M. Slotky
Robert M. Slotky
Principal Executive Officer

Date                                        8/10/2007
* Print the name and title of each signing officer under his or her signature.